Share-based compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 27, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expense	$ 300	$ 13,613	$ 8,514	$ 1,359
Research and development costs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expense		2,245	784	149
Sales and marketing
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expense		1,462	1,227	212
General and administrative costs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expense		$ 9,906	$ 6,503	$ 998